Right-of-use assets and lease liabilities (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Right-of-use Assets And Lease Liabilities
Increase in lease liability	$ 508,799
Operating sublease income	0	$ 8,508	$ 22,452
Occupancy expense	$ 39,858	$ 42,655	$ 40,542